Fair values of financial assets and liabilities - Schedule of Movements in Level 3 Financial Liabilities Portfolio (Details) - Level 3 - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of period	£ 162	£ 189
Losses recognised in the income statement within other income	21	12
Redemptions	(12)	(11)
Balance at end of period	171	190
Financial liabilities at fair value through profit or loss
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of period	23	26
Losses recognised in the income statement within other income	2	(1)
Redemptions	(2)	0
Balance at end of period	23	25
Gains (losses) recognised in other comprehensive income excluding exchange differences, fair value measurement, liabilities	2	(1)
Derivative financial instruments
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of period	139	163
Losses recognised in the income statement within other income	19	13
Redemptions	(10)	(11)
Balance at end of period	148	165
Gains (losses) recognised in other comprehensive income excluding exchange differences, fair value measurement, liabilities	(21)	(16)
Financial liabilities carried at fair value
Reconciliation of changes in fair value measurement, liabilities [abstract]
Gains (losses) recognised in other comprehensive income excluding exchange differences, fair value measurement, liabilities	£ (19)	£ (17)